N-2	Nov. 14, 2022
Cover [Abstract]
Entity Central Index Key	0001355096
Amendment Flag	false
Securities Act File Number	001-33982
Document Type	8-K
Entity Registrant Name	QURATE RETAIL, INC.
Entity Address, Address Line One	12300 Liberty Blvd.
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(720)
Local Phone Number	875-5300
Entity Emerging Growth Company	false